Consolidated Statements of Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Revenues	$ 490,472	$ 213,216
Cost of sales	(371,305)	(125,645)
Depletion of royalty, stream and other interests	(52,612)	(28,065)
Gross profit	66,555	59,506
Other operating expenses
General and administrative	(18,156)	(24,558)
Business development	(4,525)	(16,199)
Gain on disposal of a stream interest	9,094
Impairment of assets	(166,316)	(89,000)
Exploration and evaluation, net of tax credits	(183)	(184)
Operating loss	(113,531)	(70,435)
Interest income	4,428	4,255
Dividend income	328
Finance costs	(25,999)	(8,384)
Foreign exchange gain (loss)	454	(16,086)
Share of loss of associates	(9,013)	(6,114)
Other gains, net	2,598	30,829
Loss before income taxes	(140,735)	(65,935)
Income tax recovery	35,148	23,147
Net loss	(105,587)	(42,788)
Net loss attributable to:
Osisko Gold Royalties Ltd's shareholders	$ (105,587)	(42,501)
Non-controlling interests		$ (287)
Net loss per share attributable to Osisko Gold Royalties Ltd's shareholders
Basic (in dollars per share)	$ (0.67)	$ (0.33)
Diluted (in dollars per share)	$ (0.67)	$ (0.33)